LOANS RECEIVABLE (Details Narrative)	12 Months Ended
	Nov. 30, 2017 CAD ($)	Aug. 31, 2022 USD ($)	Nov. 30, 2021 USD ($)	Oct. 25, 2021 USD ($)	Sep. 21, 2021 USD ($)	Sep. 17, 2021
Participant Games Inc [Member]
IfrsStatementLineItems [Line Items]
Advances	$ 150,000
Loan receivable interest rate	15.00%
Accrued interest receivable			$ 127,114
Allowance for credit loss			244,369
Installment Entertainment Inc [Member]
IfrsStatementLineItems [Line Items]
Advances	$ 100,000
Loan receivable interest rate	15.00%
Accrued interest receivable			77,077
Allowance for credit loss			$ 155,247
Filmocracy [Member]
IfrsStatementLineItems [Line Items]
Advanced from related party				$ 190,594	$ 244,292
Interest rate						6.00%
Accrued of interest income		$ 65,689